Share Capital, Share Premium And Other Capital Reserves	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share Capital, Share Premium And Other Capital Reserves
19. SHARE CAPITAL, SHARE PREMIUM AND OTHER CAPITAL RESERVES
Capital reorganization
In October 2020, pursuant to a special resolution at a general meeting of shareholders, the Company

•	converted all issued redeemable preference shares into ordinary shares and eliminated redeemable preference shares as a separate class of shares; and

•
made
a 25-for-1
split of its ordinary shares. All shares,
per-share
amounts and related information in these consolidated financial statements have been retroactively adjusted, where applicable, to reflect the impact of the share split and are presented on a split-adjusted basis; and

•
increased the authorized share capital by the creation of additional 374,999,998 ordinary shares of USD 0.001 each and two class A shares of USD 0.001 each up to 559,999,998 ordinary shares and two class A shares and issued one class A share to each of its major shareholders, Sistema PJSFC and Baring Vostok.
Each class A share confers the right to appoint and remove two directors so long as such class A shareholder holds at least 15% of voting power of the ordinary shares or one director so long as such class A shareholder holds less than 15% but at least 7.5% of voting power of the ordinary shares and each ordinary share has the right to one vote at a meeting of shareholders.

	Authorised		Issued and fully paid
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Ordinary shares of USD 0.001 each	559,999,998	147,525,950	203,729,958	137,472,875
Preference shares of USD 0.001 each	—	9,974,050	—	134,575
Class A shares of USD 0.001 each	2	—	2	—

	560,000,000	157,500,000	203,729,960	137,607,450

Share capital and share premium

	Quantity
	Ordinary shares	Preference shares	Share capital	Share premium
At January 1, 2019	98,780,600	91,675	4	15,484
Issue of shares from a conversion of loans	38,692,275	—	2	16,558
Issue of shares upon exercise of share-based awards	—	42,900	—	15
Transaction costs	—	—	—	(4)
At December 31, 2019	137,472,875	134,575	6	32,053
Issue of shares in the IPO	37,950,000	—	3	85,899
Issue of shares in the private placement	4,500,000	—	—	10,186
Issue of shares from a conversion of loans	23,484,183	—	2	11,088
Issue of shares upon exercise of share-based awards	—	188,325	—	33
Conversion of preference shares	322,900	(322,900)	—	—
Issue of Class A shares	2	—	—	—
Transaction costs	—	—	—	(5,820)

At December 31, 2020	203,729,960	—	11	133,439

On November 27, 2020, the Group issued an aggregate of 37,950,000 ordinary shares, represented by the ADSs, in the IPO on Nasdaq. In addition, the Group issued 4,500,000 ordinary shares to the existing shareholders, Sistema PJSFC and Baring Vostok, in concurrent private placements.
The Group received 90,480 in net proceeds from the IPO and the concurrent private placement after deducting underwriting commissions and other transaction costs. The Group incurred 5,820 of total expenses (transaction costs) in connection with the IPO, which included 5,512 of underwriting commissions (withheld by underwriters from the proceeds) and 308 of other transaction costs directly related to the offering.
Other capital reserves
From January to April 2020, the Group received 6,196 under the convertible loan agreements with its existing shareholders. In October-November 2020, the Group converted these loans (together with 1,043 of the loans not converted as at December 31, 2019) into 15,086,709 ordinary shares of the Company.